Stockholder's Equity - Summary of Calculation of Fair Value of Awards using Black-Scholes Option-Pricing Model Affected by Stock price on Date of Grant as well as Assumptions (Details)	12 Months Ended
Mar. 31, 2023 yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term	5
Forfeiture rate	0.00%
Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	353.14%
Risk-free interest rate	3.04%
Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	85.52%
Risk-free interest rate	2.60%